Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of preparation
(a)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Use of estimates
(b)	Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the balance sheet date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

The Company believes that revenue recognition, liabilities related to incentive programs, consolidation of VIEs, determination of the fair value of ordinary shares, determination of share-based compensation, impairment assessment of long lived assets, the valuation allowance of deferred tax assets, and income tax expenses reflect more significant estimates used in the preparation of its consolidated financial statements.

Management makes the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making estimates about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

Consolidation
(c)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting powers; has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Group’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company, through Yuguan WFOE holds all the variable interests of the VIEs, and has been determined to be the primary beneficiary of the VIEs.

Functional Currency and Foreign Currency Translation and Convenience Translation
(d)	Functional Currency and Foreign Currency Translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive loss as foreign exchange related gain / loss.

The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the Company and its subsidiaries incorporated outside of PRC are translated into RMB at fiscal year-end exchange rates, income and expense items are translated at the average exchange rates prevailing during the fiscal year, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a separate component of shareholders’ equity (deficit) on the consolidated financial statement. The exchange rates used for translation on December 31, 2017 and 2018 were US$1.00=RMB 6.5342 and RMB 6.8632, respectively, representing the index rates stipulated by the People’s Bank of China.

(e)	Convenience Translation

The unaudited United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1 = RMB 6.8755 on December 31, 2018, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

Fair value of financial instruments
(f)	Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Group’s financial instruments consist principally of cash and cash equivalents, short-term investments, accounts receivable, accounts payable, and other liabilities.

As of December 31, 2017 and 2018, the carrying values of cash and cash equivalents, accounts receivable, accounts payable, and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short term maturities of these instruments.

On a recurring basis, the Group measures its short-term investments at fair value.

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	Level 1	Level 2	Level 3	Balance at fair value
As of December 2017
Assets
Short-term investments—Wealth management products	—	35,422	—	35,422

	Level 1	Level 2	Level 3	Balance at fair value
As of December 2018
Assets
Short-term investments—Wealth management products	—	391,736	—	391,736
Time deposits with original maturities between three months and one year	—	11,371	—	11,371

Cash and Cash Equivalents
(g)	Cash and Cash Equivalents

Cash and cash equivalents include cash in bank placed with banks or other financial institutions, which have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.

Short-term investments
(h)	Short-term investments

Short-term investments include time deposits with original maturities between three months and one year with banks in PRC, and investments in wealth management products issued by certain banks with maturities between three months and one year. The wealth management products are unsecured with variable interest rates. In accordance with ASC 825, for investments in financial instruments with a variable interest rate referenced to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive loss as unrealized gains in investments. Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Accounts receivable, net
(i)	Accounts receivable, net

Accounts receivable primarily consists of the subscription fee for the courses that have been consumed by customers, while still due from distribution channels, online commerce platform partners (the “Third Parties”), respectively, mainly due to timing difference between the Company’s receipts from the Third Parties versus the Third Parties’ cash receipts from customers. The subscription fee for the courses that have not been consumed by customers but received by Third Parties is recorded as other current assets (Note 7). Part of the accounts receivable may also be due from the customers under the installment payment arrangement (Note 11).

Accounts receivable are presented net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and based on factors listed in the following paragraph. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts on general basis taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the customers as well as the age of the individual receivables balance. Additionally, the Company makes specific bad debt provisions based on any specific knowledge the Company has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Company to use substantial judgment in assessing its collectability.

Investment in equity fund
(j)	Investment in equity fund

Investment in equity fund represents the Company’s investment in private equity fund as a limited partnerships. The Company’s limited partnerships is considered as minor with no virtually influence over the operating and financial policies of the fund. The investment is measured at cost less impairment since its fair value is not readily determinable. Gains are recognized as other income when distribution are declared by the fund.

Intangible assets
(k)	Intangible assets

Intangible assets purchased and intangible assets arising from acquisitions of subsidiaries are recognized and measured at fair value upon acquisition. The Company’s purchased intangible assets include computer software, domain name, which are amortized on a straight-line basis over their useful lives, ranging from 5 to 10 years. The estimated life of intangible assets subject to amortization is reassessed if circumstances occur that indicate the life has changed. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. No impairment of intangible assets was recognized in the year ended December 31, 2018.

Property and equipment, net
(l)	Property and equipment, net

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets
Computers and electronic equipment	3 years
Office equipment	5 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

Impairment of long-lived assets
(m)	Impairment of long-lived assets

For other long-lived assets including property and equipment and other non-current assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Deferred Revenue
(n)	Deferred Revenue
Cash proceeds received from customers are initially recorded as deferred revenue and are recognized as revenues when revenue recognition criteria are met.
Revenue recognition
(o)	Revenue recognition

The Group adopted ASC 606, “Revenue from Contracts with Customers” for all periods presented. Consistent with the criteria of Topic 606, the Group follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group provides online English learning service to customers through its self-developed mobile apps, English Liulishou and Liuli Reading. The Group generates revenue by offering a variety of courses to its customers. The Group primarily offers two types of course packages, namely prepaid standard courses and prepaid multiple course packages. Prepaid standard courses, such as DongNi English and Liuli Reading, allow customers to purchase courses to be consumed over a certain period of time. Prepaid multiple course packages which contain prepaid standard courses and course credits for one-to-one tutoring sessions with contract human teachers are provided as the Group’s premium services, allow customers to purchase multiple courses for use before a certain expiration date. The customers purchase the services by subscribing to prepaid standard courses, prepaid multiple course packages or other courses either directly from the Group or through online commerce platform partners. Subscription fee is generally paid in advance and is initially recorded as deferred revenue.

The Group refunds subscription fees corresponding to any remaining undelivered learning services when customers withdraw contracts with the Group. Withdrawals are recorded as reductions of the deferred revenue related to subscription fees received in advance and have no impact on recognized revenue.

The Group has assessed all variable considerations identified when determining the transaction price and such assessment requires the Company to consider various forms that the variable considerations may take. To incentivize the subscription of its prepaid courses, the Group selectively offers performance-based or behavior-based refunds to its customers who subscribe the prepaid courses. The amount of refund is fixed and pre-determined which may be larger than the subscription fee. In the case that refund amount is larger than customer’s individual cumulative revenue basis, the Group recognizes such negative revenue as selling expenses. There were negative revenue amount of RMB nil, RMB 129 and RMB 6,465 were recorded in selling expenses for the years ended December 31, 2016, 2017 and 2018, respectively. Prepaid courses consists of two types of revenue models—the non-refundable course model and the refundable course model. Revenues for the non-refundable course model are recognized ratably over the contractual course period as services are provided. Under the refundable course model, a customer is eligible to obtain a refund if the customer achieves certain agreed performance goals or behavior goals, including completing a minimum number of learning hours within a set period of time, achieving a minimum number of course sharing on social networking app within the contractual course period, achieving various measures of learning efficiency and receiving a certain overall score for each course in the package. Based on the historical records of performance-based or behavior-based refunds, the Group estimates a refund rate that constitutes a reduction of the transaction price to recognize the revenues ratably as services are provided over the contractual course period. When there are no sufficient historical records for the Group’s estimation, revenue will not be recognized until uncertainty associated with the variable considerations is resolved. Except for the aforementioned performance-based or behavior-based refunds to its customers, there is no other circumstance causes variability in the considerations.

The Group recognizes revenue on a gross basis. The Group conducts the assessment under ASC 606 that the Group is responsible for the designation and production of all the online courses and the Group is the party contractually and substantively holding all rights to the service of delivering the courses. Therefore, it is believed that the Group meets the standard’s principle of having control of the service or direct the service and should be viewed as the principal in the arrangements.

Prepaid standard courses

Prepaid standard courses include the Group’s standard DongNi English and Liuli Reading courses corresponding to customers’ proficiency levels. Such courses typically range from 30 days to 360 days. A customer can access the standard course without limit within such customer’s fixed contract period. Revenue is recognized on a straight-line basis over the contractual course period.

Prepaid multiple course packages

Prepaid multiple course packages range are provided as the Group’s premium services, including the standard DongNi English course and course credits for one-to-one courses with contract human teachers. Such course packages typically from 180 days to 720 days. Each type of course is a separate unit of accounting, as each type has distinct nature with different patterns and measurements of transfer to the customers.

The Group determines the standalone selling price for each type of course in the package and allocates the transaction price based on the relative value of each type of course in the arrangement, if applicable. The best evidence of standalone selling price is the price the Group charges for a certain type of course when the Group sells it separately in similar circumstances to similar users. For a type of course that is not being sold separately, the Group determines the value per each course based on its cost plus an expected margin.

For the standard course included in prepaid multiple course packages, revenue is recognized on a straight-line basis over the contractual course period. For those one-to-one courses, revenue is recognized when the course credit is consumed with the estimated breakage from unconsumed courses at contract expiration. The expected breakage amount is recognized as revenue in proportion to the pattern of course credits consumed by the customers based on actual breakage data the Company has accumulated. The expected breakage amount is updated on a periodic basis.

Other courses and services

The Group also provides other courses and services, such as pronunciation training and practice test. Revenues are recognized ratably over a fixed term of the agreement or an estimated viewership period as services are provided.

The Group offers free courses to customers upon registration. Customers are not obligated to subscribe any course packages with the Group to obtain the free courses. The Group records the content related costs incurred in providing the free courses as sales and marketing expenses.

User Incentive Program

The Group’s customers are registered users of its mobile app who have subscribed for the courses of the Group. The Group has incentive programs for its registered users to enhance user stickiness and to incentivize the use of the Group’s platform. The Group offers points to the registered users who refer new registered users to its mobile app, or when they participate in various free activities in the Group’s mobile app. The points can be redeemed for free gifts. The offering and the use of the points are to the customers or registered users who are not the customers and are not associated with a revenue transactions. The estimated incremental costs related to free gifts are recognized as the Group’s sales and marketing expenses.

Business and related taxes, and value-added tax

The Group was mainly subject to business and related taxes on services provided in the PRC at applicable rates before May 1, 2016, which were deducted from revenues to arrive at net revenue. On May 1, 2016, the transition from the imposition of PRC business tax to the imposition of value-added tax (“VAT”) was expanded to all industries in China. The Group’s business has been subject to VAT since that date, and were permitted to offset input VAT supported by valid VAT invoices received from vendors against their VAT liability. VAT on the invoiced amount collected by the Group on behalf of tax authorities in respect of services provided, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

Cost of revenues
(p)	Cost of revenues

Cost of revenues consist of expenditures incurred in the generation of the Group’s revenue, includes but not limited to the course content related costs, service fees paid to contract human teachers in one-to-one courses, rental expenses, IT service costs and depreciations for property and equipment.

Research and development expense
(q)	Research and development expense

Research and development expenses consist primarily of (i) salary and welfare for research and development personnel, (ii) rental expenses in associated with research and development personnel and (iii) depreciation of office premise and servers utilized by research and development personnel. Research and development costs are expensed as incurred.

The Company accounts for internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. Costs capitalized for developing such software application were not material for the periods presented.

Sales, Marketing, General and Administrative Expenses
(r)	Sales and marketing expenses

Sales and marketing expenses consist primarily of branding and marketing expenses, salary and welfare for sales and marketing personnel, commission to distribution channels (mobile app stores) and online commerce platform partners, payment processing expenses, reward to registered users related to incentive programs and rental expenses in associated with sales and marketing personnel. The branding and marketing expenses amounted to RMB 15,813 and RMB 165,085 and RMB 350,669 for the years ended December 31, 2016, 2017 and 2018, respectively.

The incremental costs of obtaining a contract are those costs that the Company incurs to obtain a contract with the customer that it would not have incurred if the contract had not been obtained. The Company recognizes the incremental costs of obtaining a contract, including the commission to distribution channels (mobile app stores) and online commerce platform partners, as an asset and amortize over the period of expected benefit. Upon the election of the practical expedient under ASC 340-40-25-4, the incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. For the years ended December 31, 2016, 2017 and 2018, the incremental cost capitalized as assets were not material.

(s)	General and administrative expenses

General and administrative expenses consist primarily of salary and welfare for general and administrative personnel, rental expenses in associated with general and administrative personnel, general office expense and professional service fees.

Government subsidies
(t)	Government subsidies

Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies with no further conditions to be met are recorded as “Other income, net” when received. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as operating income when the conditions are met.

Operating leases
(u)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods. The Group had no capital leases for the years ended December 31, 2016, 2017 and 2018.

Employee social security and welfare benefits
(v)	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

Income taxes
(w)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The group recognized income tax expenses due to uncertain tax position for the year ended December 31, 2016, 2017 and 2018 amounted to nil, nil, and RMB 41,100, respectively (Note 17). The Company includes interest and penalties on uncertain tax positions in income tax expense.

Share-based compensation
(x)	Share-based compensation

Share-based compensation costs are measured at the grant date. The share-based compensation expenses have been categorized as either cost of revenue, general and administrative expenses, selling and marketing expenses or research and development expenses, depending on the job functions of the grantees. The compensation expense in connection with the options granted to employees is recognized using the straight-line method over the requisite service period. Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate. In determining the fair value of the Company’s share options, the binomial option pricing model has been applied.

Statutory reserves
(y)	Statutory reserves

The Group’s subsidiaries, consolidated VIE and its subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

Appropriation to the statutory general reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group was not done so.

Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to the Company in terms of cash dividends, loans or advances.

Related parties
(z)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Dividends
(aa)	Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2016, 2017 and 2018, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

Loss per share
(ab)	Loss per share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two class method. Using the two class method, net loss is allocated between ordinary shares and other participating securities (i.e. preferred shares) based on their participating rights.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the conversion of the stock options, using the treasury stock method.

Comprehensive loss
(ac)	Comprehensive loss

Comprehensive loss is defined as the change in shareholders’ equity (deficit) of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Comprehensive loss is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive losses of the Group include the foreign currency translation adjustments.

Segment reporting
(ad)	Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Group does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. The Group does not have any other geography besides PRC that has above 10% of revenues or long-lived assets. Hence, the Group has only one operating segment and one reportable segment.

Recently issued accounting pronouncements
(ae)	Recently issued accounting pronouncements

In January 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-01, “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”). The main objective of this update is to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. ASU 2016-01 changes how entities measure certain equity investments and present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. The guidance also changes certain disclosure requirements and other aspects of current U.S. GAAP. ASU 2016-01 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2017. Early adoption by public entities is permitted only for certain provisions. The Company adopted ASU 2016-01 on January 1, 2018 and the adoption did not have a material impact on the Company’s consolidated financial statements and the related disclosures.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The ASU is effective for reporting periods beginning after December 15, 2018 and interim periods within those fiscal years. The ASU will require lessees to report most leases as assets and liabilities on the balance sheet, while lessor accounting will remain substantially unchanged. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expenses for such lease generally on a straight-line basis over the lease term. The Company decides to make this election. The new leases standard also provides lessees with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component. If a lessee makes that accounting policy election, it is required to account for the non-lease components together with the associated lease component as a single lease component and to provide certain disclosures. The Company elects not to adopt this practical expedient. The ASU initially required a modified retrospective transition approach for existing leases, whereby the new leases standard will be applied to the earliest year presented. In July 2018, the FASB issued ASU 2018-11, which provides another transition method, the additional transition method, in addition to the existing transition method by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company will adopt this new guidance by using the additional transition method for the year ended December 31, 2019 and interim periods in the year ended December 31, 2019. Most of leases will continue to be operating leases. Upon the adoption, the Company expects its consolidated balance sheet to include a right of use asset and liability related to substantially all of its lease arrangements. The Company estimated approximately RMB 180 million to RMB 195 million would be recognized as total right-of-use assets and total lease liabilities on the Company’s consolidated balance sheet as of January 1, 2019. Other than disclosed, the Company does not expect the new standard to have a material impact on the Company’s remaining consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses” (“ASU 2016-13”), which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including, but not limited to, trade and other receivables, held-to-maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale debt securities and requires the entities to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. The standard also indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. The ASU is effective for public companies for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is in the process of evaluating the impact of ASU 2016-13 on its consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement — Reporting Comprehensive Income (Topic 220) — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, to allow entities to reclassify the income tax effects of tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) on items within accumulated other comprehensive income to retained earnings. ASU 2018-02 is effective for fiscal years and interim periods within those years beginning after December 15, 2018, and early adoption is permitted. The Company is currently evaluating the impact ASU 2018-02 will have on its consolidated financial statements and associated disclosures.